Quarterly Holdings Report
for
Fidelity® Low Duration Bond Factor ETF
May 31, 2025
LDE-NPRT3-0725
1.9887646.106
Non-Convertible Corporate Bonds - 84.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 11.7%
Financials - 11.0%
Banks - 10.1%
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.56%, 4.9014% 3/18/2026 (b)(c)(d)	6,100,000	6,111,559
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.64%, 4.9768% 10/3/2025 (b)(c)(d)	1,900,000	1,902,249
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.68%, 5.0018% 7/16/2027 (b)(c)(d)	4,100,000	4,110,259
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.75%, 5.0868% 7/3/2025 (b)(c)(d)	1,250,000	1,250,561
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.81%, 5.1296% 1/18/2027 (b)(c)(d)	4,900,000	4,935,410
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.85%, 5.1913% 12/16/2029 (b)(c)(d)	4,300,000	4,332,551
Commonwealth Bank of Australia U.S. SOFR Index + 0.4%, 4.7342% 7/7/2025 (b)(c)(d)	2,700,000	2,700,648
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7382% 11/27/2026 (b)(c)(d)	6,050,000	6,057,835
Commonwealth Bank of Australia U.S. SOFR Index + 0.52%, 4.8613% 6/15/2026 (b)(c)(d)	2,310,000	2,315,078
Commonwealth Bank of Australia U.S. SOFR Index + 0.63%, 4.9721% 9/12/2025 (b)(c)(d)	1,000,000	1,000,905
Commonwealth Bank of Australia U.S. SOFR Index + 0.64%, 4.9814% 3/14/2028 (b)(c)(d)	2,500,000	2,507,547
Commonwealth Bank of Australia U.S. SOFR Index + 0.75%, 5.0917% 3/13/2026 (b)(c)(d)	1,200,000	1,203,712
Commonwealth Bank of Australia U.S. SOFR Index + 0.81%, 5.1514% 3/14/2030 (b)(c)(d)	8,850,000	8,903,055
Commonwealth Bank of Australia U.S. SOFR Index + 0.97%, 5.3114% 3/14/2027 (b)(c)(d)	800,000	805,952
National Australia Bank Ltd U.S. SOFR Index + 0.5%, 4.8496% 3/6/2028 (b)(c)(d)	3,000,000	2,993,686
National Australia Bank Ltd U.S. SOFR Index + 0.62%, 4.9635% 6/11/2027 (b)(c)(d)	18,550,000	18,608,068
National Australia Bank Ltd U.S. SOFR Index + 0.65%, 4.9776% 1/12/2027 (b)(c)(d)	850,000	853,563
National Australia Bank Ltd U.S. SOFR Index + 0.65%, 4.9941% 12/10/2025 (b)(c)(d)	2,500,000	2,504,956
National Australia Bank Ltd U.S. SOFR Index + 0.79%, 5.1152% 1/14/2030 (b)(c)(d)	100,000	100,305
National Australia Bank Ltd/New York U.S. SOFR Index + 0.86%, 5.2041% 6/9/2025 (b)(c)(d)	400,000	400,056
Westpac Banking Corp U.S. SOFR Index + 0.42%, 4.7418% 4/16/2026 (c)(d)	1,600,000	1,601,120
Westpac Banking Corp U.S. SOFR Index + 0.46%, 4.7793% 10/20/2026 (c)(d)	600,000	600,309
Westpac Banking Corp U.S. SOFR Index + 0.5%, 4.8449% 3/6/2028 (b)(c)(d)	1,900,000	1,900,020
Westpac Banking Corp U.S. SOFR Index + 0.52%, 4.8689% 6/3/2026 (c)(d)	1,185,000	1,186,404
Westpac Banking Corp U.S. SOFR Index + 0.72%, 5.0066% 11/17/2025 (c)(d)	5,750,000	5,759,791
Westpac Banking Corp U.S. SOFR Index + 0.81%, 5.1318% 4/16/2029 (c)(d)	5,000,000	5,046,220
Westpac Banking Corp U.S. SOFR Index + 1%, 5.2782% 8/26/2025 (c)(d)	1,500,000	1,502,661
		91,194,480
Capital Markets - 0.9%
Macquarie Bank Ltd U.S. SOFR Index + 0.92%, 5.2586% 7/2/2027 (b)(c)(d)	3,800,000	3,825,240
Macquarie Bank Ltd U.S. SOFR Index + 1.2%, 5.5446% 12/7/2026 (b)(c)(d)	600,000	605,116
Macquarie Bank Ltd U.S. SOFR Index + 1.24%, 5.5813% 6/15/2026 (b)(c)(d)	900,000	906,070
Macquarie Group Ltd U.S. SOFR Index + 0.92%, 5.2614% 9/23/2027 (b)(c)(d)	3,180,000	3,186,464
		8,522,890
Materials - 0.7%
Metals & Mining - 0.7%
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 5.0901% 10/1/2026 (b)(c)(d)	2,400,000	2,401,534
Glencore Funding LLC U.S. SOFR Averages Index + 1.06%, 5.3953% 4/4/2027 (b)(c)(d)	1,200,000	1,203,824
Rio Tinto Finance USA PLC U.S. SOFR Averages Index + 0.84%, 5.1814% 3/14/2028 (c)(d)	2,500,000	2,514,154
		6,119,512
TOTAL AUSTRALIA		105,836,882
CANADA - 8.2%
Financials - 8.2%
Banks - 8.2%
Bank of Montreal U.S. SOFR Averages Index + 0.62%, 4.9613% 9/15/2026 (c)(d)	1,530,000	1,530,903
Bank of Montreal U.S. SOFR Averages Index + 0.76%, 5.1083% 6/4/2027 (c)(d)	2,400,000	2,402,328
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 5.2241% 9/10/2027 (c)(d)	2,800,000	2,806,244
Bank of Montreal U.S. SOFR Averages Index + 0.95%, 5.2916% 9/25/2025 (c)(d)	120,000	120,245
Bank of Montreal U.S. SOFR Averages Index + 1.16%, 5.5035% 12/11/2026 (c)(d)	800,000	807,202
Bank of Montreal U.S. SOFR Averages Index + 1.33%, 5.6753% 6/5/2026 (c)(d)	1,200,000	1,210,957
Bank of Montreal U.S. SOFR Index + 0.86%, 5.1771% 1/27/2029 (c)(d)	1,475,000	1,465,777
Bank of Nova Scotia/The U.S. SOFR Averages Index + 0.545%, 4.8936% 3/2/2026 (c)(d)	2,659,000	2,661,019
Bank of Nova Scotia/The U.S. SOFR Averages Index + 1.08%, 5.3926% 8/1/2029 (c)(d)	2,000,000	1,997,789
Bank of Nova Scotia/The U.S. SOFR Averages Index + 1.09%, 5.4321% 6/12/2025 (c)(d)	1,150,000	1,150,364
Bank of Nova Scotia/The U.S. SOFR Index + 0.61%, 4.9513% 9/15/2026 (c)(d)	900,000	900,449
Bank of Nova Scotia/The U.S. SOFR Index + 0.89%, 5.1785% 2/14/2029 (c)(d)	2,375,000	2,367,507
Bank of Nova Scotia/The U.S. SOFR Index + 1%, 5.3441% 9/8/2028 (c)(d)	2,000,000	2,004,304
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.93%, 5.2735% 9/11/2027 (c)(d)	600,000	601,044
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.72%, 5.0452% 1/13/2028 (c)(d)	2,350,000	2,346,710
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.94%, 5.2816% 6/28/2027 (c)(d)	1,800,000	1,804,987
Canadian Imperial Bank of Commerce U.S. SOFR Index + 1.03%, 5.371% 3/30/2029 (c)(d)	4,250,000	4,253,311
Canadian Imperial Bank of Commerce U.S. SOFR Index + 1.22%, 5.5586% 10/2/2026 (c)(d)	1,800,000	1,811,212
National Bank of Canada U.S. SOFR Averages Index + 1.03%, 5.3686% 7/2/2027 (c)(d)	400,000	400,881
Royal Bank of Canada U.S. SOFR Averages Index + 0.525%, 4.8446% 1/20/2026 (c)(d)	2,492,000	2,495,198
Royal Bank of Canada U.S. SOFR Averages Index + 0.57%, 4.8871% 4/27/2026 (c)(d)	400,000	400,373
Royal Bank of Canada U.S. SOFR Averages Index + 0.59%, 4.9004% 11/2/2026 (c)(d)	2,830,000	2,834,753
Royal Bank of Canada U.S. SOFR Averages Index + 0.71%, 5.0296% 1/21/2027 (c)(d)	3,400,000	3,407,553
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0396% 10/18/2027 (c)(d)	2,190,000	2,191,206
Royal Bank of Canada U.S. SOFR Averages Index + 0.79%, 5.1072% 7/23/2027 (c)(d)	10,710,000	10,725,756
Royal Bank of Canada U.S. SOFR Averages Index + 0.86%, 5.1796% 10/18/2028 (c)(d)	2,300,000	2,296,794
Royal Bank of Canada U.S. SOFR Averages Index + 0.95%, 5.2696% 1/19/2027 (c)(d)	3,000,000	3,021,630
Royal Bank of Canada U.S. SOFR Averages Index + 1.03%, 5.3363% 2/4/2031 (c)(d)	1,000,000	991,190
Royal Bank of Canada U.S. SOFR Averages Index + 1.08%, 5.3996% 7/20/2026 (c)(d)	200,000	201,426
Royal Bank of Canada U.S. SOFR Averages Index + 1.08%, 5.4052% 1/12/2026 (c)(d)	400,000	401,768
Toronto Dominion Bank U.S. SOFR Index + 0.59%, 4.9341% 9/10/2026 (c)(d)	1,100,000	1,099,057
Toronto Dominion Bank U.S. SOFR Index + 0.73%, 5.0642% 4/5/2027 (c)(d)	3,364,000	3,368,720
Toronto Dominion Bank U.S. SOFR Index + 0.82%, 5.1346% 1/31/2028 (c)(d)	2,000,000	2,002,039
Toronto Dominion Bank U.S. SOFR Index + 1.02%, 5.3649% 6/6/2025 (c)(d)	2,070,000	2,070,325
Toronto Dominion Bank U.S. SOFR Index + 1.03%, 5.3713% 12/17/2029 (c)(d)	2,700,000	2,697,826
Toronto Dominion Bank U.S. SOFR Index + 1.08%, 5.4011% 7/17/2026 (c)(d)	1,690,000	1,700,441

TOTAL CANADA		74,549,288
FINLAND - 0.5%
Financials - 0.5%
Banks - 0.5%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 5.0413% 3/17/2028 (b)(c)(d)	1,000,000	1,000,522
Nordea Bank Abp U.S. SOFR Index + 0.74%, 5.0815% 3/19/2027 (b)(c)(d)	1,500,000	1,506,566
Nordea Bank Abp U.S. SOFR Index + 0.96%, 5.3049% 6/6/2025 (b)(c)(d)	200,000	200,018
Nordea Bank Abp U.S. SOFR Index + 1.02%, 5.3641% 9/10/2029 (b)(c)(d)	1,800,000	1,807,621

TOTAL FINLAND		4,514,727
FRANCE - 3.0%
Financials - 3.0%
Banks - 3.0%
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.07%, 5.3573% 2/16/2028 (b)(c)(d)	4,700,000	4,719,317
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.23%, 5.5493% 1/22/2030 (b)(c)(d)	600,000	601,483
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.4%, 5.7252% 7/13/2026 (b)(c)(d)	800,000	808,318
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 1.13%, 5.4472% 1/23/2027 (b)(c)(d)	1,000,000	1,004,300
BPCE SA U.S. SOFR Averages Index + 1.98%, 6.2996% 10/19/2027 (b)(c)(d)	900,000	914,304
BPCE SA U.S. SOFR Index + 0.96%, 5.3037% 9/25/2025 (b)(c)(d)	3,000,000	3,004,494
Credit Agricole SA U.S. SOFR Index + 0.87%, 5.2135% 3/11/2027 (b)(c)(d)	1,500,000	1,501,820
Credit Agricole SA U.S. SOFR Index + 1.21%, 5.5535% 9/11/2028 (b)(c)(d)	4,700,000	4,713,818
Credit Agricole SA U.S. SOFR Index + 1.29%, 5.6242% 7/5/2026 (b)(c)(d)	2,000,000	2,011,402
Societe Generale SA U.S. SOFR Index + 1.41%, 5.7352% 4/13/2029 (b)(c)(d)	2,500,000	2,500,701
Societe Generale SA U.S. SOFR Index + 1.66%, 5.9796% 1/19/2028 (b)(c)(d)	5,050,000	5,083,330

TOTAL FRANCE		26,863,287
GERMANY - 4.3%
Consumer Discretionary - 3.6%
Automobiles - 3.6%
BMW US Capital LLC U.S. SOFR Averages Index + 0.62%, 4.9091% 8/11/2025 (b)(c)(d)	700,000	700,398
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.0885% 8/13/2026 (b)(c)(d)	5,000,000	5,017,390
BMW US Capital LLC U.S. SOFR Averages Index + 0.92%, 5.2612% 3/21/2028 (b)(c)(d)(e)	6,100,000	6,093,351
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.57%, 4.8915% 8/1/2025 (b)(c)(d)	1,300,000	1,300,285
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.9506% 7/31/2026 (b)(c)(d)	3,600,000	3,601,837
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.67%, 5.0087% 1/9/2026 (b)(c)(d)	1,500,000	1,500,590
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 5.1201% 4/1/2027 (b)(c)(d)(e)	4,800,000	4,794,867
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.85%, 5.1385% 11/15/2027 (b)(c)(d)	2,100,000	2,100,557
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.93%, 5.2701% 3/31/2028 (b)(c)(d)	1,000,000	998,671
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 5.1713% 3/20/2026 (b)(c)(d)	3,400,000	3,404,825
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.93%, 5.2721% 9/12/2025 (b)(c)(d)	800,000	800,687
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.3485% 8/14/2026 (b)(c)(d)	2,791,000	2,800,082
		33,113,540
Financials - 0.4%
Capital Markets - 0.4%
Deutsche Bank AG/New York NY U.S. SOFR Index + 1.21%, 5.5396% 1/10/2029 (c)(d)	2,400,000	2,390,425
Deutsche Bank AG/New York NY U.S. SOFR Index + 1.219%, 5.5063% 11/16/2027 (c)(d)	900,000	897,322
		3,287,747
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.84%, 5.1652% 1/13/2028 (b)(c)(d)	1,200,000	1,194,710
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.96%, 5.3037% 9/25/2027 (b)(c)(d)	1,300,000	1,300,541
		2,495,251
TOTAL GERMANY		38,896,538
JAPAN - 2.5%
Financials - 2.5%
Banks - 2.3%
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 0.88%, 5.2134% 1/14/2027 (c)(d)	1,170,000	1,176,594
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.05%, 5.383% 4/15/2030 (c)(d)	2,400,000	2,405,352
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.17%, 5.5087% 7/9/2029 (c)(d)	2,900,000	2,929,280
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.3%, 5.6304% 7/13/2026 (c)(d)	1,000,000	1,008,110
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.43%, 5.7634% 1/13/2026 (c)(d)	2,200,000	2,214,878
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.98%, 5.3253% 9/10/2027 (b)(c)(d)	4,400,000	4,432,458
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.99%, 5.3342% 3/13/2030 (b)(c)(d)	3,300,000	3,328,480
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 1.12%, 5.4669% 3/9/2026 (b)(c)(d)	1,850,000	1,859,992
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 1.15%, 5.4953% 9/14/2026 (b)(c)(d)	1,300,000	1,309,511
		20,664,655
Capital Markets - 0.2%
Nomura Holdings Inc U.S. SOFR Index + 1.25%, 5.5948% 7/2/2027 (c)(d)	2,200,000	2,215,724
TOTAL JAPAN		22,880,379
NETHERLANDS - 3.1%
Financials - 3.1%
Banks - 3.1%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1%, 5.3489% 12/3/2028 (b)(c)(d)	2,100,000	2,096,084
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.1214% 9/18/2027 (b)(c)(d)	2,000,000	2,019,880
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 4.9008% 8/28/2026 (c)(d)	4,500,000	4,514,446
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.7%, 5.0196% 7/18/2025 (c)(d)	2,750,000	2,751,709
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.71%, 5.0401% 1/9/2026 (c)(d)	2,800,000	2,806,581
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.71%, 5.0553% 3/5/2027 (c)(d)	2,200,000	2,207,933
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.89%, 5.2111% 10/17/2029 (c)(d)	2,500,000	2,500,998
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.9%, 5.2342% 10/5/2026 (c)(d)	2,550,000	2,566,151
ING Groep NV U.S. SOFR Averages Index + 1.01%, 5.3516% 3/25/2029 (c)(d)	3,700,000	3,689,048
ING Groep NV U.S. SOFR Averages Index + 1.01%, 5.3551% 4/1/2027 (c)(d)	200,000	200,447
ING Groep NV U.S. SOFR Averages Index + 1.56%, 5.9035% 9/11/2027 (c)(d)	2,500,000	2,521,917

TOTAL NETHERLANDS		27,875,194
NEW ZEALAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of New Zealand U.S. SOFR Index + 0.81%, 5.1271% 1/27/2027 (b)(c)(d)	350,000	350,515
SPAIN - 0.6%
Financials - 0.6%
Banks - 0.6%
Banco Santander SA U.S. SOFR Index + 1.12%, 5.453% 7/15/2028 (c)(d)	2,790,000	2,794,759
Banco Santander SA U.S. SOFR Index + 1.38%, 5.7253% 3/14/2028 (c)(d)	2,200,000	2,209,372

TOTAL SPAIN		5,004,131
SWEDEN - 1.1%
Financials - 1.1%
Banks - 1.1%
Skandinaviska Enskilda Banken AB U.S. SOFR Index + 0.89%, 5.2353% 3/5/2027 (b)(c)(d)	1,500,000	1,509,563
Svenska Handelsbanken AB U.S. SOFR Index + 0.66%, 4.9408% 5/28/2027 (b)(c)(d)	1,700,000	1,705,679
Svenska Handelsbanken AB U.S. SOFR Index + 0.74%, 5.0164% 5/23/2028 (b)(c)(d)	2,500,000	2,504,715
Svenska Handelsbanken AB U.S. SOFR Index + 0.91%, 5.2569% 6/10/2025 (b)(c)(d)	900,000	900,150
Svenska Handelsbanken AB U.S. SOFR Index + 1.25%, 5.5913% 6/15/2026 (b)(c)(d)	500,000	504,456
Swedbank AB U.S. SOFR Averages Index + 1.38%, 5.7217% 6/15/2026 (b)(c)(d)	1,000,000	1,010,345
Swedbank AB U.S. SOFR Index + 1.03%, 5.3099% 11/20/2029 (b)(c)(d)	2,150,000	2,160,424

TOTAL SWEDEN		10,295,332
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS AG/London U.S. SOFR Index + 0.93%, 5.2735% 9/11/2025 (c)(d)	3,000,000	3,005,377
UNITED KINGDOM - 5.5%
Financials - 5.3%
Banks - 5.2%
Barclays PLC U.S. SOFR Index + 1.49%, 5.8321% 3/12/2028 (c)(d)	5,070,000	5,107,491
Barclays PLC U.S. SOFR Index + 1.88%, 6.2217% 9/13/2027 (c)(d)	800,000	808,591
HSBC Holdings PLC CME Term SOFR 3 month Index + 1.6416%, 5.9404% 9/12/2026 (c)(d)	500,000	501,755
HSBC Holdings PLC U.S. SOFR Index + 1.03%, 5.3831% 3/3/2029 (c)(d)	1,175,000	1,170,899
HSBC Holdings PLC U.S. SOFR Index + 1.29%, 5.6431% 3/3/2031 (c)(d)	2,000,000	1,994,540
HSBC Holdings PLC U.S. SOFR Index + 1.57%, 5.8565% 5/13/2031 (c)(d)	2,000,000	2,008,700
HSBC Holdings PLC U.S. SOFR Index + 1.57%, 5.8605% 8/14/2027 (c)(d)	4,100,000	4,140,331
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 5.3307% 11/26/2028 (c)(d)	2,750,000	2,752,567
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.875% 8/7/2027 (c)(d)	2,400,000	2,418,308
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.58%, 5.922% 1/5/2028 (c)(d)	2,200,000	2,222,356
NatWest Group PLC U.S. SOFR Index + 1.25%, 5.6038% 3/1/2028 (c)(d)	2,300,000	2,309,948
NatWest Group PLC U.S. SOFR Index + 1.3%, 5.5894% 11/15/2028 (c)(d)	2,000,000	2,006,732
NatWest Markets PLC U.S. SOFR Index + 0.76%, 5.101% 9/29/2026 (b)(c)(d)	650,000	652,111
NatWest Markets PLC U.S. SOFR Index + 0.9%, 5.1866% 5/17/2027 (b)(c)(d)	1,600,000	1,606,381
NatWest Markets PLC U.S. SOFR Index + 0.95%, 5.2912% 3/21/2028 (b)(c)(d)	180,000	180,094
NatWest Markets PLC U.S. SOFR Index + 1.14%, 5.4266% 5/17/2029 (b)(c)(d)	1,000,000	1,003,276
NatWest Markets PLC U.S. SOFR Index + 1.19%, 5.5312% 3/21/2030 (b)(c)(d)	3,000,000	2,997,946
Standard Chartered PLC U.S. SOFR Index + 1.17%, 5.4585% 5/14/2028 (b)(c)(d)	4,915,000	4,926,157
Standard Chartered PLC U.S. SOFR Index + 1.68%, 5.9685% 5/13/2031 (b)(c)(d)	1,500,000	1,515,629
Standard Chartered PLC U.S. SOFR Index + 1.93%, 6.2642% 7/6/2027 (b)(c)(d)	4,900,000	4,949,083
Standard Chartered PLC U.S. SOFR Index + 2.03%, 6.3219% 2/8/2028 (b)(c)(d)	1,600,000	1,622,597
		46,895,492
Financial Services - 0.1%
Nationwide Building Society U.S. SOFR Index + 1.29%, 5.5773% 2/16/2028 (b)(c)(d)	1,200,000	1,203,199
TOTAL FINANCIALS		48,098,691

Health Care - 0.2%
Pharmaceuticals - 0.2%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.8428% 3/12/2027 (c)(d)	2,000,000	2,004,820
TOTAL UNITED KINGDOM		50,103,511
UNITED STATES - 43.6%
Consumer Discretionary - 5.5%
Automobiles - 5.5%
American Honda Finance Corp U.S. SOFR Averages Index + 0.72%, 5.0542% 10/5/2026 (c)(d)	1,000,000	1,001,631
American Honda Finance Corp U.S. SOFR Averages Index + 0.79%, 5.1268% 10/3/2025 (c)(d)(e)	4,800,000	4,806,810
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.8391% 5/11/2026 (c)(d)	2,000,000	1,998,590
American Honda Finance Corp U.S. SOFR Index + 0.62%, 4.9679% 12/11/2026 (c)(d)	5,900,000	5,899,219
American Honda Finance Corp U.S. SOFR Index + 0.71%, 5.0401% 1/9/2026 (c)(d)	900,000	901,237
American Honda Finance Corp U.S. SOFR Index + 0.71%, 5.0401% 7/9/2027 (c)(d)	1,400,000	1,400,086
American Honda Finance Corp U.S. SOFR Index + 0.72%, 5.0393% 10/22/2027 (c)(d)	700,000	699,264
American Honda Finance Corp U.S. SOFR Index + 0.77%, 5.1121% 3/12/2027 (c)(d)	1,600,000	1,601,162
American Honda Finance Corp U.S. SOFR Index + 0.82%, 5.1653% 3/3/2028 (c)(d)(e)	1,500,000	1,500,041
American Honda Finance Corp U.S. SOFR Index + 0.92%, 5.2457% 1/12/2026 (c)(d)	1,100,000	1,103,112
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.17%, 5.5183% 4/4/2028 (c)(d)	3,000,000	2,962,006
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.35%, 5.6419% 5/8/2027 (c)(d)	2,300,000	2,296,228
General Motors Financial Co Inc U.S. SOFR Index + 1.04%, 5.3182% 2/26/2027 (c)(d)	4,700,000	4,654,128
Hyundai Capital America U.S. SOFR Index + 0.92%, 5.2542% 1/7/2028 (b)(c)(d)	3,000,000	2,973,838
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.3814% 6/24/2027 (b)(c)(d)(e)	4,175,000	4,170,863
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.3815% 3/19/2027 (b)(c)(d)	2,400,000	2,397,600
Hyundai Capital America U.S. SOFR Index + 1.32%, 5.6263% 11/3/2025 (b)(c)(d)	5,200,000	5,212,531
Hyundai Capital America U.S. SOFR Index + 1.35%, 5.6919% 3/27/2030 (b)(c)(d)	2,900,000	2,884,630
Hyundai Capital America U.S. SOFR Index + 1.5%, 5.8378% 1/8/2027 (b)(c)(d)	900,000	906,381
		49,369,357
Consumer Staples - 1.2%
Beverages - 0.7%
Keurig Dr Pepper Inc U.S. SOFR Averages Index + 0.88%, 5.2213% 3/15/2027 (c)(d)	1,159,000	1,163,879
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.8863% 11/15/2026 (c)(d)	1,500,000	1,502,236
PepsiCo Inc U.S. SOFR Averages Index + 0.4%, 4.6885% 2/13/2026 (c)(d)	2,400,000	2,402,407
Pepsico Singapore Financing I Pte Ltd U.S. SOFR Averages Index + 0.56%, 4.8473% 2/16/2027 (c)(d)	1,050,000	1,050,046
		6,118,568
Food Products - 0.3%
Cargill Inc U.S. SOFR Index + 0.61%, 4.8991% 2/11/2028 (b)(c)(d)	2,520,000	2,521,036
Tobacco - 0.2%
Philip Morris International Inc U.S. SOFR Index + 0.83%, 5.1436% 4/28/2028 (c)(d)	2,500,000	2,511,705
TOTAL CONSUMER STAPLES		11,151,309

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.6382% 2/26/2027 (c)(d)	6,500,000	6,500,975
Chevron USA Inc U.S. SOFR Averages Index + 0.47%, 4.7482% 2/26/2028 (c)(d)(e)	500,000	500,420
		7,001,395
Financials - 32.4%
Banks - 15.8%
Bank of America Corp CME Term SOFR 3 month Index + 1.0216%, 5.3209% 9/15/2026 (c)(d)	2,600,000	2,600,604
Bank of America Corp U.S. SOFR Index + 0.83%, 5.1466% 1/24/2029 (c)(d)	2,120,000	2,115,800
Bank of America Corp U.S. SOFR Index + 0.97%, 5.2898% 7/22/2027 (c)(d)(e)	1,775,000	1,779,670
Bank of America Corp U.S. SOFR Index + 1.05%, 5.3563% 2/4/2028 (c)(d)(e)	480,000	483,912
Bank of America Corp U.S. SOFR Index + 1.11%, 5.4001% 5/9/2029 (c)(d)	2,690,000	2,697,425
Bank of America Corp U.S. SOFR Index + 1.35%, 5.6929% 9/15/2027 (c)(d)(e)	2,650,000	2,670,280
Bank of America NA U.S. SOFR Index + 0.78%, 5.0666% 8/18/2025 (c)(d)(e)	600,000	600,343
Bank of America NA U.S. SOFR Index + 1.02%, 5.3066% 8/18/2026 (c)(d)	2,440,000	2,454,441
Citibank NA U.S. SOFR Averages Index + 0.59%, 4.9046% 4/30/2026 (c)(d)	3,000,000	3,007,099
Citibank NA U.S. SOFR Averages Index + 1.06%, 5.4083% 12/4/2026 (c)(d)	600,000	603,189
Citibank NA U.S. SOFR Index + 0.708%, 5.0107% 8/6/2026 (c)(d)	1,230,000	1,231,907
Citibank NA U.S. SOFR Index + 0.712%, 4.9986% 11/19/2027 (c)(d)	13,700,000	13,686,266
Citibank NA U.S. SOFR Index + 0.805%, 5.146% 9/29/2025 (c)(d)	6,400,000	6,407,616
Citigroup Inc CME Term SOFR 3 month Index + 1.5116%, 5.8092% 7/1/2026 (c)(d)	5,300,000	5,306,176
Citigroup Inc U.S. SOFR Index + 0.77%, 5.1141% 6/9/2027 (c)(d)	4,935,000	4,934,031
Citigroup Inc U.S. SOFR Index + 0.87%, 5.2163% 3/4/2029 (c)(d)	1,250,000	1,239,300
Citigroup Inc U.S. SOFR Index + 1.28%, 5.5582% 2/24/2028 (c)(d)(e)	2,200,000	2,210,560
Fifth Third Bank OH U.S. SOFR Index + 0.81%, 5.1271% 1/28/2028 (c)(d)	600,000	599,510
HSBC USA Inc U.S. SOFR Index + 0.96%, 5.3083% 3/4/2027 (c)(d)	5,400,000	5,425,605
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0452% 4/12/2028 (c)(d)	1,765,000	1,760,798
JPMorgan Chase & Co U.S. SOFR Index + 0.765%, 5.1064% 9/22/2027 (c)(d)	1,700,000	1,702,777
JPMorgan Chase & Co U.S. SOFR Index + 0.8%, 5.1166% 1/24/2029 (c)(d)	3,083,000	3,072,546
JPMorgan Chase & Co U.S. SOFR Index + 0.86%, 5.1793% 10/22/2028 (c)(d)(e)	5,000,000	5,017,621
JPMorgan Chase & Co U.S. SOFR Index + 0.885%, 5.2043% 4/22/2027 (c)(d)	4,500,000	4,511,298
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 5.2393% 4/22/2028 (c)(d)	5,450,000	5,469,933
JPMorgan Chase & Co U.S. SOFR Index + 0.93%, 5.2493% 7/22/2028 (c)(d)(e)	3,300,000	3,306,755
JPMorgan Chase & Co U.S. SOFR Index + 1.18%, 5.4582% 2/24/2028 (c)(d)(e)	700,000	706,136
JPMorgan Chase & Co U.S. SOFR Index + 1.2%, 5.5172% 1/23/2028 (c)(d)	5,318,000	5,345,973
JPMorgan Chase Bank NA U.S. SOFR Index + 1%, 5.3441% 12/8/2026 (c)(d)	5,450,000	5,498,418
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0087% 10/15/2027 (c)(d)	4,050,000	4,050,686
Morgan Stanley Bank NA U.S. SOFR Index + 0.78%, 5.1018% 7/16/2025 (c)(d)	2,072,000	2,072,520
Morgan Stanley Bank NA U.S. SOFR Index + 0.865%, 5.1927% 5/26/2028 (c)(d)	4,900,000	4,904,753
Morgan Stanley Bank NA U.S. SOFR Index + 0.94%, 5.2644% 7/14/2028 (c)(d)	3,800,000	3,806,878
Morgan Stanley Bank NA U.S. SOFR Index + 1.08%, 5.4044% 1/14/2028 (c)(d)	5,092,000	5,115,099
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 5.4851% 10/30/2026 (c)(d)	1,900,000	1,914,329
Santander Holdings USA Inc U.S. SOFR Index + 1.61%, 5.9513% 3/20/2029 (c)(d)	1,900,000	1,912,902
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.69%, 5.0093% 10/22/2027 (c)(d)	2,400,000	2,398,696
Wells Fargo & Co U.S. SOFR Index + 1.07%, 5.3893% 4/22/2028 (c)(d)	6,160,000	6,181,418
Wells Fargo & Co U.S. SOFR Index + 1.37%, 5.6872% 4/23/2029 (c)(d)	3,010,000	3,029,114
Wells Fargo Bank NA U.S. SOFR Index + 0.71%, 5.0337% 1/15/2026 (c)(d)	2,780,000	2,784,783
Wells Fargo Bank NA U.S. SOFR Index + 0.8%, 5.1126% 8/1/2025 (c)(d)	1,600,000	1,600,729
Wells Fargo Bank NA U.S. SOFR Index + 1.06%, 5.354% 8/7/2026 (c)(d)	2,200,000	2,216,740
Wells Fargo Bank NA U.S. SOFR Index + 1.07%, 5.4135% 12/11/2026 (c)(d)	4,100,000	4,127,577
		142,562,213
Capital Markets - 6.6%
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 5.1642% 1/7/2027 (b)(c)(d)	4,900,000	4,905,305
Athene Global Funding U.S. SOFR Averages Index + 0.85%, 5.1419% 5/8/2026 (b)(c)(d)	3,000,000	3,006,817
Athene Global Funding U.S. SOFR Averages Index + 0.95%, 5.2949% 3/6/2028 (b)(c)(d)	1,500,000	1,494,961
Athene Global Funding U.S. SOFR Averages Index + 1.21%, 5.5516% 3/25/2027 (b)(c)(d)	1,300,000	1,309,452
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 5.1496% 7/21/2028 (c)(d)	900,000	902,468
Charles Schwab Corp/The U.S. SOFR Averages Index + 0.52%, 4.8085% 5/13/2026 (c)(d)	2,453,000	2,455,207
Charles Schwab Corp/The U.S. SOFR Averages Index + 1.05%, 5.3989% 3/3/2027 (c)(d)(e)	2,800,000	2,815,894
Goldman Sachs Bank USA U.S. SOFR Index + 0.75%, 5.028% 5/21/2027 (c)(d)	1,850,000	1,850,963
Goldman Sachs Bank USA U.S. SOFR Index + 0.77%, 5.1114% 3/18/2027 (c)(d)	1,900,000	1,901,194
Goldman Sachs Group Inc/The CME Term SOFR 3 month Index + 2.0116%, 6.2942% 10/28/2027 (c)(d)	1,560,000	1,586,374
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.79%, 5.1341% 12/9/2026 (c)(d)	5,489,000	5,493,267
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.81%, 5.1541% 3/9/2027 (c)(d)	1,852,000	1,853,408
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.82%, 5.1641% 9/10/2027 (c)(d)	4,165,000	4,160,419
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.92%, 5.2396% 10/21/2027 (c)(d)	2,800,000	2,801,213
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.065%, 5.3541% 8/10/2026 (c)(d)	7,575,000	7,584,393
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.12%, 5.3982% 2/24/2028 (c)(d)	850,000	851,615
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6072% 4/23/2028 (c)(d)	680,000	684,162
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.85%, 6.1913% 3/15/2028 (c)(d)	3,150,000	3,197,673
Morgan Stanley U.S. SOFR Index + 1.02%, 5.3444% 4/13/2028 (c)(d)(e)	6,300,000	6,326,534
Morgan Stanley U.S. SOFR Index + 1.38%, 5.7022% 4/12/2029 (c)(d)	1,500,000	1,511,976
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.7364% 11/25/2026 (c)(d)	2,550,000	2,550,390
State Street Corp U.S. SOFR Index + 0.845%, 5.1513% 8/3/2026 (c)(d)	800,000	803,318
		60,047,003
Consumer Finance - 5.3%
American Express Co U.S. SOFR Averages Index + 0.65%, 4.9563% 11/4/2026 (c)(d)	2,550,000	2,550,803
American Express Co U.S. SOFR Averages Index + 0.97%, 5.2871% 7/28/2027 (c)(d)	1,400,000	1,405,205
American Express Co U.S. SOFR Averages Index + 1%, 5.2873% 2/16/2028 (c)(d)	600,000	603,004
American Express Co U.S. SOFR Averages Index + 1.35%, 5.6646% 10/30/2026 (c)(d)	560,000	562,359
American Express Co U.S. SOFR Index + 0.75%, 5.0672% 4/23/2027 (c)(d)	1,127,000	1,129,798
American Express Co U.S. SOFR Index + 0.76%, 5.0485% 2/13/2026 (c)(d)	1,350,000	1,352,558
American Express Co U.S. SOFR Index + 0.93%, 5.2471% 7/26/2028 (c)(d)	3,100,000	3,110,664
American Express Co U.S. SOFR Index + 1.02%, 5.3346% 1/30/2031 (c)(d)	2,000,000	1,982,300
Ford Motor Credit Co LLC U.S. SOFR Index + 1.45%, 5.7563% 11/5/2026 (c)(d)	3,100,000	3,068,110
Ford Motor Credit Co LLC U.S. SOFR Index + 2.03%, 6.3713% 3/20/2028 (c)(d)	1,300,000	1,276,275
John Deere Capital Corp U.S. SOFR Index + 0.44%, 4.7906% 3/6/2026 (c)(d)	5,150,000	5,158,703
John Deere Capital Corp U.S. SOFR Index + 0.48%, 4.805% 10/22/2025 (c)(d)	2,480,000	2,481,294
John Deere Capital Corp U.S. SOFR Index + 0.5%, 4.8449% 3/6/2028 (c)(d)(e)	500,000	498,910
John Deere Capital Corp U.S. SOFR Index + 0.57%, 4.9231% 3/3/2026 (c)(d)	2,400,000	2,404,129
John Deere Capital Corp U.S. SOFR Index + 0.6%, 4.9268% 4/19/2027 (c)(d)	141,000	141,251
John Deere Capital Corp U.S. SOFR Index + 0.68%, 5.013% 7/15/2027 (c)(d)	1,900,000	1,905,032
John Deere Capital Corp U.S. SOFR Index + 0.79%, 5.1369% 6/8/2026 (c)(d)(e)	3,800,000	3,820,626
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7796% 4/10/2026 (c)(d)	1,500,000	1,500,299
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.89%, 5.1765% 5/18/2026 (c)(d)	1,360,000	1,365,780
Toyota Motor Credit Corp U.S. SOFR Index + 0.45%, 4.7385% 5/15/2026 (c)(d)	3,344,000	3,347,268
Toyota Motor Credit Corp U.S. SOFR Index + 0.65%, 4.9915% 3/19/2027 (c)(d)	4,500,000	4,500,772
Toyota Motor Credit Corp U.S. SOFR Index + 0.65%, 4.9935% 9/11/2025 (c)(d)	950,000	950,928
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 4.9985% 5/14/2027 (c)(d)	1,500,000	1,502,808
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 5.064% 8/7/2026 (c)(d)	1,500,000	1,505,765
		48,124,641
Financial Services - 1.1%
Corebridge Global Funding U.S. SOFR Index + 0.75%, 5.0842% 1/7/2028 (b)(c)(d)	1,900,000	1,891,656
Corebridge Global Funding U.S. SOFR Index + 1.3%, 5.6416% 9/25/2026 (b)(c)(d)	1,400,000	1,409,856
Mastercard Inc U.S. SOFR Averages Index + 0.44%, 4.7896% 3/15/2028 (c)(d)	2,000,000	2,000,363
National Rural Utilities Cooperative Finance Corp U.S. SOFR Index + 0.8%, 5.1063% 2/5/2027 (c)(d)	2,700,000	2,707,506
National Rural Utilities Cooperative Finance Corp U.S. SOFR Index + 0.82%, 5.1613% 9/16/2027 (c)(d)	500,000	500,845
PayPal Holdings Inc U.S. SOFR Index + 0.67%, 5.0149% 3/6/2028 (c)(d)	1,300,000	1,301,078
		9,811,304
Insurance - 3.6%
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.2952% 1/14/2028 (b)(c)(d)	2,000,000	2,012,322
Marsh & McLennan Cos Inc U.S. SOFR Averages Index + 0.7%, 4.9919% 11/8/2027 (c)(d)(e)	2,000,000	2,001,795
MassMutual Global Funding II U.S. SOFR Index + 0.74%, 5.0701% 4/9/2027 (b)(c)(d)	1,500,000	1,504,902
MassMutual Global Funding II U.S. SOFR Index + 0.77%, 5.0874% 1/29/2027 (b)(c)(d)	1,200,000	1,204,248
MassMutual Global Funding II U.S. SOFR Index + 0.98%, 5.3096% 7/10/2026 (b)(c)(d)	300,000	302,187
Metropolitan Life Global Funding I U.S. SOFR Averages Index + 0.7%, 5.0435% 6/11/2027 (b)(c)(d)	1,700,000	1,701,991
New York Life Global Funding U.S. SOFR Averages Index + 0.58%, 4.9018% 1/16/2026 (b)(c)(d)	800,000	801,886
New York Life Global Funding U.S. SOFR Averages Index + 0.93%, 5.2686% 4/2/2026 (b)(c)(d)(e)	700,000	703,338
New York Life Global Funding U.S. SOFR Index + 0.48%, 4.8241% 6/9/2026 (b)(c)(d)	1,800,000	1,803,070
New York Life Global Funding U.S. SOFR Index + 0.67%, 5.0086% 4/2/2027 (b)(c)(d)	6,900,000	6,917,115
New York Life Global Funding U.S. SOFR Index + 0.88%, 5.1966% 4/25/2028 (b)(c)(d)(e)	1,275,000	1,280,095
Pacific Life Global Funding II U.S. SOFR Averages Index + 0.86%, 5.2013% 6/16/2025 (b)(c)(d)	1,000,000	1,000,293
Pacific Life Global Funding II U.S. SOFR Averages Index + 1.05%, 5.3671% 7/28/2026 (b)(c)(d)	1,400,000	1,409,053
Pacific Life Global Funding II U.S. SOFR Index + 0.48%, 4.7863% 2/4/2027 (b)(c)(d)	1,000,000	998,904
Pacific Life Global Funding II U.S. SOFR Index + 0.6%, 4.9171% 1/27/2028 (b)(c)(d)	2,000,000	1,998,416
Pacific Life Global Funding II U.S. SOFR Index + 0.62%, 4.9683% 6/4/2026 (b)(c)(d)(e)	5,710,000	5,720,769
Pacific Life Global Funding II U.S. SOFR Index + 0.85%, 5.1563% 2/5/2027 (b)(c)(d)	400,000	401,759
Principal Life Global Funding II U.S. SOFR Index + 0.9%, 5.1808% 8/28/2025 (b)(c)(d)	1,100,000	1,101,661
		32,863,804
TOTAL FINANCIALS		293,408,965

Health Care - 0.7%
Health Care Providers & Services - 0.4%
HCA Inc U.S. SOFR Index + 0.87%, 5.2217% 3/1/2028 (c)(d)	2,000,000	2,010,520
UnitedHealth Group Inc U.S. SOFR Index + 0.5%, 4.8237% 7/15/2026 (c)(d)	2,000,000	2,000,568
		4,011,088
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.7742% 2/20/2026 (c)(d)	2,225,000	2,228,746
Roche Holdings Inc U.S. SOFR Index + 0.74%, 5.0258% 11/13/2026 (b)(c)(d)	500,000	502,704
		2,731,450
TOTAL HEALTH CARE		6,742,538

Industrials - 1.6%
Aerospace & Defense - 0.4%
GE Aerospace CME Term SOFR 3 month Index + 0.6416%, 4.9021% 5/5/2026 (c)(d)	3,680,000	3,681,969
Machinery - 1.2%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.46%, 4.7382% 2/27/2026 (c)(d)(e)	500,000	499,593
Caterpillar Financial Services Corp U.S. SOFR Index + 0.52%, 4.8085% 5/14/2027 (c)(d)	500,000	500,394
Caterpillar Financial Services Corp U.S. SOFR Index + 0.52%, 4.8689% 3/3/2028 (c)(d)	3,600,000	3,587,962
Caterpillar Financial Services Corp U.S. SOFR Index + 0.56%, 4.8485% 11/15/2027 (c)(d)	3,000,000	2,997,300
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0118% 10/16/2026 (c)(d)	3,500,000	3,514,140
		11,099,389
TOTAL INDUSTRIALS		14,781,358

Information Technology - 0.3%
Software - 0.3%
Oracle Corp U.S. SOFR Index + 0.76%, 5.0704% 8/3/2028 (c)(d)	3,100,000	3,104,650
Real Estate - 0.4%
Specialized REITs - 0.4%
Public Storage Operating Co U.S. SOFR Averages Index + 0.6%, 4.9166% 7/25/2025 (c)(d)	900,000	900,384
Public Storage Operating Co U.S. SOFR Averages Index + 0.7%, 5.0218% 4/16/2027 (c)(d)	2,500,000	2,499,708
		3,400,092
Utilities - 0.7%
Electric Utilities - 0.7%
Consolidated Edison Co of New York Inc U.S. SOFR Averages Index + 0.52%, 4.8065% 11/18/2027 (c)(d)	600,000	598,578
NextEra Energy Capital Holdings Inc U.S. SOFR Averages Index + 0.76%, 5.0774% 1/29/2026 (c)(d)	2,300,000	2,306,355
NextEra Energy Capital Holdings Inc U.S. SOFR Averages Index + 0.8%, 5.1063% 2/4/2028 (c)(d)	2,900,000	2,904,582
Pinnacle West Capital Corp U.S. SOFR Index + 0.82%, 5.1641% 6/10/2026 (c)(d)	800,000	800,800
		6,610,315
TOTAL UNITED STATES		395,569,979
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $765,184,019)		765,745,140

U.S. Treasury Obligations - 12.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 2.75% 8/15/2032	3.16 to 4.90	12,550,000	11,432,756
US Treasury Notes 3.375% 5/15/2033	3.80 to 4.50	9,060,000	8,528,787
US Treasury Notes 3.5% 2/15/2033	4.01 to 4.57	15,620,000	14,874,999
US Treasury Notes 3.875% 8/15/2033	3.92 to 4.91	10,240,000	9,960,800
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.42	11,400,000	10,980,381
US Treasury Notes 4% 2/15/2034	3.84 to 4.69	12,460,000	12,174,296
US Treasury Notes 4.125% 11/15/2032	4.15 to 4.83	1,250,000	1,244,482
US Treasury Notes 4.25% 11/15/2034	4.01 to 4.62	14,210,000	14,070,120
US Treasury Notes 4.25% 5/15/2035	4.39 to 4.59	6,900,000	6,822,375
US Treasury Notes 4.375% 5/15/2034	4.06 to 4.59	9,200,000	9,225,875
US Treasury Notes 4.5% 11/15/2033	3.95 to 4.50	5,700,000	5,785,055
US Treasury Notes 4.625% 2/15/2035	4.15 to 4.30	4,700,000	4,786,742
TOTAL U.S. TREASURY OBLIGATIONS (Cost $110,167,553)			109,886,668

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	26,911,062	26,916,444
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	2,889,156	2,889,445
TOTAL MONEY MARKET FUNDS (Cost $29,805,889)			29,805,889

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $905,157,461)	905,437,697
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,375,493
NET ASSETS - 100.0%	907,813,190

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $267,411,392 or 29.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,538,540	350,695,738	339,317,834	537,094	-	-	26,916,444	26,911,062	0.0%
Fidelity Securities Lending Cash Central Fund	-	38,672,554	35,783,109	3,921	-	-	2,889,445	2,889,156	0.0%
Total	15,538,540	389,368,292	375,100,943	541,015	-	-	29,805,889

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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